IMPAIRMENT OF VESSELS	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF VESSELS	IMPAIRMENT OF VESSELSNo impairment on vessels has been recorded in 2022. In January 2021, we entered into an agreement to sell Golden Saguenay, a Panamax vessel, to an unrelated third party for a total gross amount of $8.4 million. We recognized an impairment loss of $4.2 million from the sale in 2021. The vessel was delivered to its new owner in April 2021.